FINANCIAL RISK MANAGEMENT - Interest Rate Risk (Details) in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 CLF ( ) item	Dec. 31, 2020 USD ($) item
Interest Rate Risk
Number of Contracts | item	6	6
Number of Local Bonds | item	5	5
Interest rate risk | Fixed interest rate | National
Interest Rate Risk
Financial liabilities |	15,850
Interest rate risk | Fixed interest rate | Foreign
Interest Rate Risk
Financial liabilities		$ 365
Interest rate risk | Fixed Rate Bond One [Member] | Fixed interest rate | Foreign
Interest Rate Risk
Principal		365
Percentage of foreign bonds re-denominated to domestic currencies	100.00%
Interest rate risk | Fixed Rate Bond Two [Member] | Fixed interest rate | Foreign
Interest Rate Risk
Principal		$ 300
Percentage of foreign bonds re-denominated to domestic currencies	100.00%